Principal activities and history of the Group	12 Months Ended
Dec. 31, 2024
Principal activities and history of the Group
Principal activities and history of the Group
1.	Principal activities and history of the Group

ZEEKR Intelligent Technology Holding Limited (the “Company” or “Zeekr”) was incorporated under the Laws of Cayman Islands on March 31, 2021. The Company, together with its subsidiaries (collectively, the “Group”), are principally engaged in commercialization and sales of electric vehicles and batteries, and provision of automotive related research and development services.

Prior to the establishment of the Company, the Group’s businesses were conducted through the following entities: (i) ZEEKR Automobile (Shanghai) Co., Ltd., previously known as Shanghai Maple Guorun Automobile Company Ltd. (“Zeekr Shanghai”); (ii) ZEEKR Automobile (Ningbo Hangzhou Bay New Zone) Co., Ltd. (“Zeekr Hangzhou Bay”); (iii) Viridi E-Mobility Technology (Ningbo) Co., Ltd. (“Ningbo Viridi”); (iv) ZEEKR Technology Europe AB (“ZTE”, previously known as China-Euro Vehicle Technology Aktiebolag or “CEVT”).

In 2021, in an effort to establish an independent Battery Electric Vehicles (BEV) business to obtain investment from outside investors and in preparation of an oversea listing, Zhejiang Geely Holding Group Co., Ltd. (“Geely Holding”), the controlling shareholder of Geely Automobile Holdings Limited (“Geely Auto”), undertook a series of contemplated reorganizations (the “Reorganization”). The main purpose of the Reorganization was to establish Zeekr as the oversea holding company for the above BEV related businesses that were originally operated within Geely Holding and Geely Auto. Subsequent to the establishment of Zeekr in March 2021, the above businesses were transferred to Zeekr by Geely Holding and Geely Auto as part of the Reorganization. As these entities being transferred are all under the common control of Geely Holding, these transfers were accounted for as a restructuring of entities under common control as follows:

●	In July 2021, the Company established Zhejiang ZEEKR Intelligent Technology Co., Ltd (“Zhejiang Zeekr”) in the People’s Republic of China (“PRC”), a wholly-owned subsidiary.
●	In July 2021, Zeekr Shanghai, a subsidiary of Geely Auto, acquired 100% equity interest in Zeekr Hangzhou Bay from Geely Holding for a cash consideration of RMB485.3 million. The net book value of Zeekr Hangzhou Bay at the time of acquisition was RMB500 million. The corresponding difference between acquisition consideration paid and the entity’s net book value of RMB14,671 was recognized in additional paid-in capital.
●	In August 2021, the Group through Zhejiang Zeekr, acquired 100% equity interest in Zeekr Shanghai (99% from Geely Auto and 1% from Geely Holding) for a cash consideration of RMB980.4 million. The net book value of Zeekr Shanghai was RMB970.4 million at the time of acquisition. The corresponding difference between acquisition consideration paid and the entity’s net book value of RMB10,032 loss was recognized in additional paid-in capital.
●	In October 2021, the Group through Zeekr Shanghai acquired 51% equity interest in Ningbo Viridi, a subsidiary of Geely Holding by injecting capital contribution of RMB860.7 million in Ningbo Viridi. As result of this transaction, Ningbo Viridi became a subsidiary of the Group with a 49% non-controlling interest in the amount of RMB743,088 recognized at the date of acquisition.
●	In February 2022, the Group through Zhejiang Zeekr acquired 100% equity interest in ZTE from Geely Holding for a cash consideration of Swedish Krona (“SEK”) 1,057.8 million (RMB741.3 million). The net book value of ZTE was RMB728.1 million at the time of acquisition. The corresponding difference between acquisition consideration paid and the entity’s net book value of RMB13,130 loss was recognized in additional paid-in capital.

Upon the completion of the above transactions, Zeekr Shanghai, Zeekr Hangzhou Bay, Ningbo Viridi and ZTE became operating subsidiaries of the Group.

In May 2024, the Group successfully listed on the New York Stock Exchange (NYSE).

1.Principal activities and history of the group (Continued)

As of December 31, 2024, the Group’s business was conducted through the following major entities:

Name of the entity	Equity interest held	Place of incorporation	Principle activities
ZEEKR Technology Innovation Limited (“Zeekr Innovation”)	100%	British Virgin Islands	Investment holding company
ZEEKR Technology Limited (“Zeekr Technology”)	100%	The People’s Republic of China	Investment holding company
Zhejiang ZEEKR Intelligent Technology Co., Ltd. (“Zhejiang Zeekr”)	100%	The People’s Republic of China	Investment holding company and comprehensive business entity
Zhejiang ZEEKR Automobile Research & Development Co., Ltd. (“Zeekr Research and Development”)	100%	The People’s Republic of China	Provision of research and development services
Viridi E-Mobility Technology (Ningbo) Co., Ltd. (“Ningbo Viridi”)	51%	The People’s Republic of China	Production and sales of electric powertrain and battery packs for electric vehicles
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